INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments Under Resale Agreements And Obligations Under Repurchase Agreements
Schedule of receivables from repurchase agreements and security borrowing

As of December 31, 2017 and 2016, rights associated with instruments acquired under contracts to resell are as follows:

	As of December 31,
	2017				2016
	From 1 day and less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day and less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Securities from the Chilean Government and the Chilean Central Bank
Chilean Central Bank Bonds	-	-	-	-	3,260	-	-	3,260
Chilean Central Bank Notes	-	-	-	-	-	-	-	-
Other securities from the Government and the Chilean Central Bank	-	-	-	-	3,476	-	-	3,476
Subtotal	-	-	-	-	6,736	-	-	6,736

Total	-	-	-	-	6,736	-	-	6,736

Schedule of selling financial instruments

As of December 31, 2017 and 2016, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2017				2016
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Securities from Chilean Government and the Chilean Central Bank:
Chilean Central Bank Bonds	-	-	-	-	-	-	-	-
Chilean Central Bank Notes	-	-	-	-	155,044	-	-	155,044
Other securities from the Government and the Chilean Central Bank	241,995	-	-	241,995	-	-	-	-
Subtotal	241,995	-	-	241,995	155,044	-	-	155,044
Instruments from other domestic institutions:
Time deposits in Chilean financial institutions	1,118	38	-	1,156	56,898	495	-	57,393
Subtotal	1,118	38	-	1,156	56,898	495	-	57,393
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	24,910	-	-	24,910	-	-	-	-
Subtotal	24,910	-	-	24,910	-	-	-	-

Total	268,023	38	-	268,061	211,942	495	-	212,437

Schedule of portfolio of collateral associated with repurchase agreements at fair value

Below is the detail by portfolio of collateral associated with repurchase agreements as of December 31, 2017 and 2016, valued at fair value:

	As of December 31,
	2017			2016
	Available for sale portfolio	Trading portfolio	Total	Available for sale portfolio	Trading portfolio	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean Central Bank and Government securities:
Chilean Central Bank Bonds	-	-	-	-	-	-
Chilean Central Bank Notes	-	-	-	155,044	-	155,044
Other securities from the Government and the Chilean Central Bank	241,995	-	241,995	-	-	-
Subtotal	241,995	-	241,995	155,044	-	155,044
Other Chilean securities:
Time deposits in Chilean financial institutions	1,156	-	1,156	57,393	-	57,393
Subtotal	1,156	-	1,156	57,393	-	57,393
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	24,910	-	24,910	-	-	-
Subtotal	24,910	-	24,910	-	-	-

Total	268,061	-	268,061	212,437	-	212,437